Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization and Business Operations
1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Binah Capital Group, Inc. (“Binah Capital”, “Holdings” or the “Company,” representing the consolidated group.), is a Delaware Corporation, formed on June 27, 2022 that serves as a holding company for its wholly-owned subsidiaries operating in the retail wealth management business.

Binah Capital through its wholly owned subsidiary Wentworth Management Services LLC (dba, Binah Management Services, “BMS”) operates multiple businesses in the financial services industry as follows:

●	PKS Holdings, LLC (“PKSH”) is headquartered in Albany, New York and branch offices throughout the United States of America, and includes the following entities (the “PKSH Entities”):
o	Purshe Kaplan Sterling Investments, Inc. (“PKSI”), incorporated in the State of New York, is an independent broker-dealer registered with the Securities and Exchange Commission (“SEC”) and is a member of the Financial Industry Regulatory Authority (“FINRA”) and the Securities Investors Protection Corporation (“SIPC”).
o	PKS Advisory Services, LLC (“PKSA”), a New York limited liability company, is an independent investment advisory firm, registered with the SEC, which provides advisory services to clients.
o	PKS Financial Services, Inc. (“PKSF”), incorporated in the State of New York, is an insurance entity providing financial services to clients.
o	Representatives Indemnity Company, Inc. (“Repco”), incorporated in the British Virgin Islands, holds a general business insurance license for the purpose of providing professional liability insurance coverage for affiliated entities.
●	Cabot Lodge Securities LLC maintains offices in New York, New York and branch offices throughout the United States of America and includes the following entities.
o	Cabot Lodge Securities, LLC (“CLS”), a Delaware Limited Liability Company, is a broker-dealer registered with the SEC and is a member of FINRA and SIPC.
o	CL Wealth Management, LLC (“CLWM”), a Virginia Limited Liability Company, is an investment advisory firm, registered with the SEC, which provides advisory services to clients.
o	Wentworth Financial Partners (“WFP”) (f/k/a CL General Agency), a Delaware Limited Liability Company is an insurance entity providing financial services to clients.

1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (continued)
●	Michigan Securities, Inc. (“MSI”) maintains offices in Albany, New York and includes the following entities:
o	MSI, (d/b/a as Broadstone Securities, Inc., “Broadstone”), incorporated in the State of Michigan, is a financial services firm, and is a broker-dealer registered with the SEC and is a member of FINRA.
o	Michigan Advisors, Inc., (“MAI”) incorporated in the State of Michigan, was a SEC registered investment advisor. MAI withdrew its registration in September 2021.
o	Insurance Audit Agency, Inc. (“IAA”), incorporated in the state of Michigan, is an insurance agency.
●	World Equity Group, Inc. (“WEG”), incorporated in the State of Illinois, is registered as a broker-dealer and investment advisor with the SEC and is a member of FINRA and SIPC. WEG maintains offices in Schaumburg, Illinois and has branch offices throughout the United States of America.

Basis of Presentation

Reverse Recapitalization

On March 15, 2024 (the “Closing Date”), Binah Capital consummated the transactions contemplated by that certain Agreement and Plan of Merger, dated July 7, 2022 (as amended, the “Merger Agreement” and the consummation of such contemplated transactions, the “Closing”), by and among Kingswood Acquisition Corp, a Delaware corporation (“KWAC”), Binah Capital, Kingswood Merger Sub, Inc., a Delaware corporation (“Kingswood Merger Sub”), Wentworth Merger Sub, LLC, a Delaware limited liability company (“Wentworth Merger Sub”), and BMS. Binah Capital, Kingswood Merger Sub and Wentworth Merger Sub were newly formed entities that were formed for the sole purpose of entering into and consummating the transaction set forth in the Merger Agreement. Binah Capital was a wholly-owned direct subsidiary of KWAC and both Kingswood Merger Sub and Wentworth Merger Sub were wholly-owned direct subsidiaries of Binah Capital. On the Closing Date, Kingswood Merger Sub merged with and into KWAC, with KWAC continuing as the surviving entity as a wholly-owned subsidiary of Binah Capital and Wentworth Merger Sub merged with and into BMS, with BMS continuing as the surviving entity as a wholly-owned subsidiary of Binah Capital. Following the BMS merger, KWAC acquired, and Binah Capital contributed to KWAC all of the common units of BMS directly held by Binah Capital after the BMS merger, such that, following the Binah Capital contribution, BMS became a wholly-owned subsidiary of KWAC.

Notwithstanding the legal form of the Merger pursuant to the Business Combination Agreement, the Merger is accounted for as a reverse recapitalization. Under this method of accounting, KWAC is expected to be treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the consolidated financial statements of Binah Capital will represent a continuation of the consolidated financial statements of BMS with the business combination treated as the equivalent of the BMS issuing shares for the net assets of KWAC, accompanied by a recapitalization. The net assets of KWAC will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination will be those of BMS in future reports of Holdings (See Note 3 – Mergers and Recapitalization).

Basis of Presentation

These unaudited condensed consolidated financial statements (“condensed consolidated financial statements”) are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires the Company to make estimates and assumptions regarding the valuation and impairments of intangible assets and deferred income taxes, allowance for credit losses, contingencies, and other matters that affect the condensed consolidated financial statements and related disclosures. The condensed consolidated financial statements reflect all adjustments which are in the opinion of management, necessary to represent fairly the results of operations for the interim periods presented. Actual results could differ from those estimates under different assumptions and the differences may be material to the condensed financial statements.

1.	DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (continued)

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Holdings and its wholly owned subsidiaries. Significant inter-company transactions and balances were eliminated in consolidation.

Kingswood Acquisition Corp
Organization and Business Operations

Note 1 — Organization and Business Operations

Kingswood Acquisition Corp. (the “Company”) is a blank check company incorporated as a Delaware corporation on July 27, 2020. The Company was formed for the purpose of acquiring, merging with, engaging in capital stock exchange with, purchasing all or substantially all of the assets of, engaging in contractual arrangements, or engaging in any other similar business combination with a single operating entity, or one or more related or unrelated operating entities operating in any sector.

The Company’s sponsor is Kingswood Global Sponsor LLC (“Sponsor”), a Delaware limited liability company.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from July 27, 2020 (inception) through December 31, 2023, relates to the Company’s formation and initial public offering (“Public Offering” or “IPO”), and, since the completion of the Public Offering, searching for a target to consummate a business combination. The Company will not generate any operating revenues until after the completion of a business combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Public Offering and placed in the Trust Account (defined below) and recognizes changes in the fair value of warrant liabilities and Convertible Promissory Notes (as defined below) as other income (expense).

Public Offering

The Company completed the sale of 10,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit on November 24, 2020. Simultaneous with the closing of the Public Offering, the Company completed the sale of 6,050,000 warrants (the “Private Warrants”), at a price of $1.00 per Private Warrant, which is discussed in Note 5.

In connection with the Public Offering, the underwriters were granted a 30-day option from the date of the prospectus for the Public Offering to purchase up to 1,500,000 additional units to cover over-allotments (the “Over-Allotment Units”), if any. Simultaneously with the closing of the Public Offering, the underwriters elected to exercise its over-allotment option in full, which, at $10.00 per Unit, generated gross proceeds of $15,000,000. The Company, in parallel, consummated the private placement of an additional 431,550 Private Warrants at a price of $1.00 per Private Warrant, which generated total additional gross proceeds of $431,550.

The Company had until November 24, 2022 to complete a business combination (the “Combination Period”). If the Company is unable to consummate its initial business combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under the law of the state of Delaware to provide for claims of creditors and the requirements of other applicable law, and (iv) unless time for which the business combination is otherwise extended as further outlined below under the heading “Proxy Statement”. The Combination Period was extended until March 15, 2024 and the business combination was consummated on March 15, 2024.

The Company’s Initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by them if the Company fails to complete its initial business combination within the Combination Period. However, if the initial stockholders acquire public shares in or after the Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a business combination during the Combination Period.

Business Combination Agreement

On July 7, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Binah Capital Group, Inc., a Delaware corporation and wholly owned subsidiary of Kingswood (“Holdings”), Kingswood Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Holdings (“Kingswood Merger Sub”), Wentworth Merger Sub, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Holdings (“Wentworth Merger Sub”), and Wentworth Management Services LLC, a Delaware limited liability company (“Wentworth”). In addition, contemporaneously with the execution of the Merger Agreement, (i) certain holders of Wentworth’s membership units representing a majority of the Wentworth’s outstanding membership interests entered into a Wentworth Support Agreement pursuant to which such Wentworth members agreed, among other things, to approve the Merger Agreement and the transaction, (ii) the Company and Sponsor entered into a Founder Support Agreement pursuant to which certain holders of founder shares agreed to approve the Merger Agreement and the transaction and (iii) certain holders of Kingswood’s common stock, par value $0.0001 per share (“Kingswood Common Stock”) and Kingswood Private Placement Warrants entered into a Founder Support Agreement, pursuant to which, among other things, such holders of Kingswood Common Stock agreement to approve the Merger Agreement and the transaction.

On December 30, 2022, the Company, Holdings, and Wentworth entered into a side letter agreement to the Merger Agreement revising the Merger Agreement to extend the date upon which the Merger Agreement is terminable by either the Company or Wentworth from December 30, 2022 to June 30, 2023.

On March 20, 2023, the Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth entered that certain First Amendment to the Merger Agreement to, among other things, (i) amend and restate the definition of “Transaction Expenses Shortfall” in the Merger Agreement to an amount equal to (x) the Outstanding Transaction Expenses (as defined in the Merger Agreement) minus (y) the Available Closing Date Cash (as defined in the Merger Agreement); (ii) amend and restate the condition precedent in Section 8.03(k) of the Merger Agreement to require that Available Closing Date Cash be sufficient to cover an amount equal to the sum of $3,500,000 and the Outstanding Transaction Expenses; and (iii) amend and restate the termination rights in Section 9.01©(B) to allow for the termination of the Merger Agreement if the Available Closing Date Cash is insufficient to cover the sum of $3,500,000 and the Outstanding Transaction Expenses.

On September 13, 2023, the Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth entered that certain Second Amendment to the Merger Agreement further amending, modifying, and supplementing the Merger Agreement (as amended) to, among other things:

●	add definitions for (x) “Additional Sponsor Loans” to mean an additional $250,000 to be loaned to the Company by Sponsor or an Affiliate of Sponsor between the date of the Second Amendment and the Closing Date; and (y) “Additional Shares of Holdings Common Stock” to mean 1,100,000 shares of common stock of Holdings (“Holdings Common Stock”) to be issued to those certain holders of Continuing Company Units (as defined in the Merger Agreement) (in the amounts determined by Wentworth) and provided to the Company and Holdings in writing prior to the filing of the final amendment to the registration statement of which this proxy statement/prospectus forms a part;
●	amend the definition of “Company Merger Consideration” to mean (i) 12,000,000 shares of Holdings Common Stock at the Per Share Price (as defined in the Merger Agreement) (excluding any amount of warrants of Holdings issued or issuable to Continuing Company Unit Holders), plus (ii) the Additional Shares of Holdings Common Stock;
●	delete the definitions of “Converted Company Debt Amount” and “Minimum Company Share Amount” and references to such terms in the Merger Agreement;
●	amend and restate Section 2.09(d)(i) to provide for the forfeiture by Sponsor of 3,084,450 Private Warrants immediately prior to the effective time of the business combination;
●	amend Section 2.09(b) to provide for the escrow (or at Sponsor’s option, forfeiture) of 1,100,000 shares of Holdings Common Stock that would otherwise be issued to Sponsor in respect of its shares of common stock of the Company at closing and the release of such shares (or in the case of forfeiture, reissuance of an equal number of shares) to Sponsor if the VWAP of Holdings Common Stock exceeds $12.00 for 20 trading days within any 30-day trading period during the four-year period following the closing of the business combination;
●	amend Section 2.11(d) to provide that (i) the Additional Shares of Holdings Common Stock will not be subject to the Lock-Up Agreement, and (ii) Craig Gould has the ability to release PPD Group, LCC and/or Wentworth Funding, LLC (or any of their ultimate beneficial owners who receive Holdings Common Stock) and the Holdings Common Stock owned by such holders from the obligations under the Lock-Up Agreement (as defined in the Merger Agreement) to the extent necessary to cause Holdings to satisfy the initial listing requirements of the National Exchange (as defined in the Merger Agreement) upon which the Holdings Common Stock has applied to be listed;
●	amend Section 2.16 to provide that if the closing does not occur then the Company shall promptly reimburse Wentworth the amount of such SPAC Extension Costs (as defined in the Merger Agreement) and if Closing does not occur due to the Company’s failure to satisfy any of the conditions precedent to closing that are reasonably with the control of the Company, the Company shall reimburse and pay to Wentworth up to $150,000 of costs and other expenses actually reimbursed by Wentworth to the prospective purchaser of the Series A Convertible Preferred Stock;
●	further amend Section 2.16 to provide Wentworth with the option to cause the outstanding Sponsor Loans and Additional Sponsor Loans to be repaid by Holdings at the closing either (A) through the issuance of shares of Holdings Common Stock of equal value, or (B) in immediately available funds, provided, however, that in case of clause (B) Sponsor will be required to surrender a number of shares of Holdings Common Stock of equal value otherwise issuable to it in connection with the closing of the business combination;
●	further amend Section 2.16 to require the Outstanding SPAC Expenses (as defined in the Merger Agreement) incurred by the Company in connection with any prior business combination not consummated by the Company (“Prior Expenses”) to be allocated to Sponsor and its equity holders on a pro-rata basis, and be repaid by (A) them in exchange for the issuance to such Sponsor and its equity holders a number of shares of Holdings Common Stock of equal value, or (B) Holdings in exchange for such Sponsor and its equity holders’ surrender of a number of shares of Holdings Common Stock of equal value;
●	further amend Section 2.16 to provide Wentworth the option (subject to the prior written consent of the Company) to pay any Outstanding Company Expenses (as defined in the Merger Agreement) owed to unrelated third parties prior to the closing, in exchange for the issuance of number of additional shares of Holdings Common Stock of equal value;
●	amend and restate the covenants and agreements in Section 7.10 to (A) require each of Wentworth, the Company and Holdings to use their commercially reasonable best efforts to enter into and consummate subscription agreements with investors relating to a private placement of shares in Wentworth, the Company and/or Holdings, and/or the entry into backstop arrangements with potential investors, and (B) acknowledge and agree that the proposed issuance and sale by Holdings at closing of up to 1,500,000 Series A Convertible Preferred Stock of Holdings on the terms set forth on the term sheet dated August 9, 2023 has been agreed upon by each of Wentworth, the Company and Holdings;
●	amend and restate the closing condition in Section 8.03(h) to require the Sponsor Loans and Additional Sponsor Loans be paid in full prior to or substantially concurrently with the closing of the business combination;
●	amend and restate the closing condition in Section 8.03(k) to require the Available Closing Date Cash not be less than $14,000,000;
●	amend and restate the closing condition in Section 8.03(l) to require the Company Merger Consideration (as defined in the Merger Agreement) to be issued prior to or substantially concurrently with the closing of the business combination;
●	amend the definition of “Termination Date” by replacing “June 30, 2023” with “November 24, 2023; and
●	amend and restate the termination rights in Section 9.01© to allow for the termination of the Merger Agreement if the conditions specified in Section 8.03(k) and 8.03(l) are not capable of being satisfied at the closing of the business combination.

On January 16, 2024 the Company, Holdings, Kingswood Merger Sub, Wentworth Merger Sub and Wentworth entered that certain Third Amendment to the Merger Agreement further amending, modifying, and supplementing the Merger Agreement (as amended) by replacing the “Termination Date” of November 24, 2023 with February 24, 2024.

Associated with the Merger Agreement, Wentworth has agreed to pay for certain merger related expenses and additional funding in the Trust Account. For the year ended December 31, 2023, Wentworth deposited $622,965 into the Trust Account.

Proxy Statements

On May 18, 2022, the Company convened its special meeting in lieu of an annual meeting of stockholders virtually and voted in the affirmative on the proposal to extend the date by which the Company must complete its business combination (the “Business Combination”) from May 24, 2022 to November 24, 2022 (“Extension Amendment Proposal”). In connection with the Extension Amendment Proposal, shareholders holding 10,036,744 Public Shares exercised their right to redeem such Public Shares for a pro rata portion of the Trust Account. On May 20, 2022, the Company paid from the Trust Account an aggregate amount of $102,894,278, or approximately $10.25 per share, to redeeming shareholders. For each one-month extension, the Sponsor agreed to contribute, as a loan, to the Company $60,969 or approximately $0.04 per Public Share not redeemed in connection with the Extension Amendment. Contributions to the Trust Account in the amount of $60,969 were payable monthly through the Company’s extension date in November 2022.

On November 23, 2022, the Company convened its special meeting in lieu of an annual meeting of stockholders virtually and voted in the affirmative on the proposal to extend the date by which the Company must complete its initial business combination from November 24, 2022 to May 24, 2023 (the “Extension Amendment Proposal 2”). In connection with the Extension Amendment Proposal 2, shareholders holding 954,800 Public Shares exercised their right to redeem such Public Shares for a pro rata portion of the Trust Account. On November 21, 2022, the Company paid from the Trust Account an aggregate amount of $10,142,765, or approximately $10.62 per share, to redeeming shareholders. In connection with such extension and pursuant to the Merger Agreement, Wentworth deposited $69,218 per month into the Trust Account through the Company’s extension date in May 2023.

On May 18, 2023, the Company convened a special meeting of stockholders virtually and voted in the affirmative on the proposal to extend the date by which the Company must complete its initial Business Combination from May 24, 2023 to August 24, 2023 (the “Extension Amendment Proposal 3”). In connection with the Extension Amendment Proposal 3, shareholders holding 14,406 Public Shares exercised their right to redeem such Public Shares for a pro rata portion of the Trust Account. On May 23, 2023, the Company paid from the Trust Account an aggregate amount of $164,297, or approximately $11.40 per share, to redeeming shareholders. With the redemption of $164,297 from the Trust Account, the Company may be subject to a U.S. federal 1% excise tax equal to $1,642. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase.

On August 17, 2023, the Company convened a special meeting of stockholders virtually and voted in the affirmative on the proposal to extend the date by which the Company must complete its initial Business Combination from August 24, 2023 to November 24, 2023 (the “Extension Amendment Proposal 4”). In connection with the Extension Amendment Proposal 4, a shareholder holding one Public Share exercised their right to redeem such Public Share for a pro rata portion of the Trust Account. On August 23, 2023, the Company paid from the Trust Account $12.23 to the redeeming shareholder. With the redemption of $12.23 from the Trust Account, the Company may be subject to a U.S. federal 1% excise tax equal to $0.12.

Additionally, at such special meeting the Company’s stockholders approved further amendments to the Company’s second amended and restated certificate of incorporation to provide holders of the Company’s Class B common stock the right to convert their shares of Class B common stock into shares of Class A common stock on a one-to-one basis at any time and from time to time at the election of the holder. On August 17, 2023, Sponsor converted 2,605,000 shares of Class B common stock into shares of Class A common stock on a one-for-one basis. The holders of the newly converted shares of Class A common stock have agreed to carry over the transfer restrictions associated with the Founder Shares and have no rights to funds in the Trust Account.

Following the aforementioned conversion and redemptions, the Company had 3,203,049 shares of Class A common stock and 270,000 shares of Class B common stock issued and outstanding.

On November 17, 2023, the Company held a special meeting at which the Company’s stockholders approved extending the date by which the Company must complete its initial Business Combination from November 24, 2023 to February 24, 2024. In connection with the approval of the extension, stockholders elected to redeem 9,966 Public Share and exercised their right to redeem such Public Share for a pro rata portion of the Trust Account. The Company expects to pay approximately $12.46 from the Trust Account or an aggregate of $124,176 from the Trust Account to the redeeming stockholders with respect to such redeemed Public Shares. As of December 31, 2023, the redemption remains outstanding and is included as redemptions payable on the balance sheet. With the redemption of $124,176 from the Trust Account, the Company may be subject to a 1% excise tax equal to $1,242.

Following the aforementioned redemptions, the Company had 3,193,083 shares of Class A common stock and 270,000 shares of Class B common stock issued and outstanding at December 31, 2023.

On February 22, 2024, the Company convened its special meeting of stockholders and the stockholders approved the proposal to extend the date by which the Company must complete its initial Business Combination from February 24, 2024 to March 15, 2024. In connection with the approval of the extension, stockholders elected to redeem 1,060 Public Shares and exercised their right to redeem such Public Shares for a pro rata portion of the Trust Account. The Company paid approximately $12.98 from the Trust Account or an aggregate of $13,766 from the Trust Account to the redeeming stockholders with respect to such redeemed Public Shares. With the redemption of $13,766 from the Trust Account, the Company may be subject to a 1% excise tax equal to $137.

On March 8, 2024, the Company filed a seventh amendment to the second amended and restated certificate of incorporation of the Company with the Secretary of the State of Delaware (the “Amendment”). Additionally, on March 8, 2024, the Company convened its special meeting of stockholders (the “Special Meeting”) at which the stockholders approved the Business Combination and related matters (See Note 2 – Business Combination).

In connection with such extension and pursuant to the Merger Agreement, Wentworth agreed to deposit $69,218 per month into the Trust Account through the Company’s extension date to March 15, 2024.

For the year ended December 31, 2023, the Sponsor deposited $69,218 and Wentworth deposited $622,965 in the Trust Account for an aggregate amount of $692,183. Additionally, the Company owes the Trust Account $138,437 related to the extension of the Combination Period to February 24, 2024.Subsequent to December 31, 2023, Wentworth deposited an amount to satisfy the amount owed to the Trust Account and the extension of the Combination Period to March 15, 2024.

Liquidity, Capital Resources, and Going Concern

As of December 31, 2023, the Company had cash of $111,675 and working capital deficit of $5,047,754.

On March 24, 2022, the Company and Sponsor entered into a convertible promissory note (the “Initial Convertible Promissory Note”) pursuant to which Sponsor agreed to loan the Company up to $1,500,000 (such loans, the “Initial Working Capital Loans”). The Initial Convertible Promissory Note provides that, upon the consummation of a Business Combination, the Initial Working Capital Loans would either be repaid, without interest, or, at the Sponsor’s election, converted into additional Private Warrants at a price of $1.00 per Private Warrant. If a Business Combination is not consummated, the Initial Convertible Promissory Note provides that the Company will use a portion of proceeds held outside the Trust Account to repay the Initial Working Capital Loans, but no proceeds held in the Trust Account would be used for such purposes. As of December 31, 2023 and December 31, 2022, $1,500,000, was drawn on the Initial Convertible Promissory Note, presented at its fair value of $1,645,525, and $1,351,662, respectively.

On October 6, 2023, the Company and the Sponsor amended and restated the Initial Convertible Promissory Note and entered into an additional convertible promissory note.

If the Company’s estimate of the costs of completing the Merger Agreement are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate the business prior to a Business Combination. Moreover, in addition to the access to the Working Capital Loans, the Company may need to obtain other financing either to complete a Business Combination or because the Company redeemed a significant number of public shares upon consummation of a business combination, in which case the Company may issue additional securities or incur debt in connection with such business combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of a business combination. If the Company is unable to complete a business combination because the Company does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following a business combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet its obligations.

The Company had until March 15, 2024 to consummate a business combination. On March 15, 2024, the Business Combination was consummated. See Note 2 – Business Combination. Management has determined that as a result of the consummation of the Business Combination, there is not a substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance of the financial statements.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The continuing military conflict between the Russian Federation the Ukraine and the military action between Hamas and Israel have created and are expected to create global economic consequences. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

Consideration of Inflation Reduction Act Excise Tax

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination.